SUBSEQUENT EVENTS (Details) ¥ / shares in Units, ¥ in Thousands							12 Months Ended
	Jun. 26, 2018 JPY (¥) employee ¥ / shares shares	Jul. 07, 2017 individual ¥ / shares shares	Jun. 23, 2017 ¥ / shares shares	Jun. 21, 2017 ¥ / shares shares	Apr. 21, 2017 ¥ / shares shares	Jul. 07, 2016 JPY (¥)	Mar. 31, 2018 JPY (¥) ¥ / shares shares	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares							1,099,400
Exercise price (in yen or USD per share) | ¥ / shares							¥ 736
Proceeds from issuance of stocks | ¥							¥ 31,012	¥ 184,375	¥ 21,197
Amount of increased common stock | ¥							31,012	184,375	21,197
Amount of increased additional paid-in capital | ¥							¥ 73,846	¥ 53,032	¥ 78,411
16th Series Stock Option Grant
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares					105,000
Exercise price (in yen or USD per share) | ¥ / shares					¥ 774
Vesting period					3 years
16th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Number of shares to be issued | shares	82,000
Proceeds from issuance of stocks | ¥	¥ 93,120
Amount of increased common stock | ¥	46,560
Amount of increased additional paid-in capital | ¥	¥ 46,560
24th Series Stock Option Grant | Subsequent event
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares	26,600
Exercise price (in yen or USD per share) | ¥ / shares	¥ 1,161
Vesting period	3 years
Number of grantees to whom award is granted | employee	39
17th Series Stock Option Grant
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares		751,000
Exercise price (in yen or USD per share) | ¥ / shares		¥ 731
Vesting period		3 years
Number of grantees to whom award is granted | individual		2
Proceeds from issuance of stocks | ¥						¥ 31,542
18th Series Stock Option Grant
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares			70,000
Exercise price (in yen or USD per share) | ¥ / shares			¥ 763
Vesting period			3 years
19th Series Stock Option Grant
SUBSEQUENT EVENTS
Stock options granted to purchase equity shares | shares				6,000
Exercise price (in yen or USD per share) | ¥ / shares				¥ 806